Accrued and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued and Other Liabilities

As of March 31, 2022 and December 31, 2021, the Company’s accrued and other liabilities consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Accrued professional fees	$342	$236
Accrued interest	1,151	797
Accrued payroll and bonus	702	695
Settlements — short term (Nutrablend and 4Excelsior)	2,102	2,104
Accrued expenses — ThermoLife	1,364	1,364
Accrued and other short-term liabilities	993	746
Total accrued and other liabilities	$6,654	$5,942

As of December 31, 2021 and 2020, the Company’s accrued and other liabilities consisted of the following (in thousands):

	As of December 31,
	2021	2020
Accrued professional fees	$236	$242
Accrued interest	797	644
Accrued payroll and bonus	695	738
Settlements — short term (Nutrablend and 4Excelsior)	2,104	2,005
Accrued expenses — ThermoLife	1,364	1,364
Accrued and other short-term liabilities	746	1,201
Total Accrued and other liabilities	$5,942	$6,194